Average Annual Total Returns - The Hartford Capital Appreciation Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell 3000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000 Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.09%	12.33%	10.87%	12.77%	9.84%	8.42%	9.24%	8.97%	8.01%	18.85%	12.77%	10.69%	21.11%	13.93%	11.83%	20.34%	13.23%	11.16%	20.73%	13.57%	11.50%	21.07%	13.92%	11.83%	21.20%	[1]	14.03%	[1]	11.93%	[1]	21.13%	14.00%	11.92%	21.21%	[1]	14.01%	[1]	11.86%	[1]	20.89%	15.43%	13.79%	18.40%	15.22%	13.88%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.